COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum purchase commitment

As of December 31, 2024, the Group has future minimum purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2024 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	89,314	11,798	101,112

Schedule of capital expenditure commitment

Total capital expenditures contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2024 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	26,888	1,904	28,792
(i)Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.